Cash (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Cash, dedicated for clinical trials and related matters	$ 1,524,000	$ 16,043	$ 16,009